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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21260

CM Advisors Family of Funds

(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (512) 329-0050

Date of fiscal year end:         February 28, 2012

Date of reporting period:       May 31, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CM Advisors Fund
Schedule of Investments
May 31, 2011 (Unaudited)

COMMON STOCKS - 74.5%	Shares	Value
Consumer Discretionary - 10.3%
Distributors - 0.6%
Core-Mark Holding Company, Inc. *	22,725	$812,192

Diversified Consumer Services - 1.2%
CPI Corporation	112,780	1,616,137

Household Durables - 4.3%
MDC Holdings, Inc.	124,125	3,345,169
Toll Brothers, Inc. *	116,910	2,542,792
		5,887,961
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc. *	46,535	667,777

Media - 1.7%
Comcast Corporation - Class A Special	12,900	303,795
News Corporation - Class A	113,665	2,084,616
		2,388,411
Specialty Retail - 2.0%
Staples, Inc.	165,900	2,790,438

Consumer Staples - 12.9%
Beverages - 4.3%
Coca-Cola Company (The)	87,970	5,877,276

Food & Staples Retailing - 4.8%
Wal-Mart Stores, Inc.	117,850	6,507,677

Household Products - 3.8%
Colgate-Palmolive Company	50,200	4,394,006
Procter & Gamble Company (The)	12,900	864,300
		5,258,306
Energy - 4.6%
Energy Equipment & Services - 1.1%
Tidewater, Inc.	28,480	1,556,432

Oil, Gas & Consumable Fuels - 3.5%
Exxon Mobil Corporation	21,295	1,777,494
Penn Virginia Corporation	49,000	714,910
Valero Energy Corporation	83,800	2,304,500
		4,796,904
Financials - 7.5%
Commercial Banks - 2.6%
Wells Fargo & Company	125,887	3,571,414

Consumer Finance - 1.4%
American Express Company	37,275	1,923,390

Insurance - 3.5%
Marsh & McLennan Companies, Inc.	106,457	3,265,036

See accompanying notes to Schedules of Investments.

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 74.5% (Continued)	Shares	Value
Financials - 7.5% (Continued)
Insurance - 3.5% (Continued)
SeaBright Holdings, Inc.	144,219	$1,460,939
		4,725,975
Health Care - 0.7%
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc. *	14,125	924,481

Industrials - 15.7%
Air Freight & Logistics - 1.2%
FedEx Corporation	7,615	713,069
United Parcel Service, Inc. - Class B	13,650	1,003,138
		1,716,207
Building Products - 2.8%
Masco Corporation	272,800	3,887,400

Commercial Services & Supplies - 0.7%
Cintas Corporation	29,625	973,181

Construction & Engineering - 2.8%
Granite Construction, Inc.	28,575	785,527
Jacobs Engineering Group, Inc. *	34,375	1,583,312
Orion Marine Group, Inc. *	135,300	1,439,592
		3,808,431
Electrical Equipment - 0.6%
Emerson Electric Company	14,215	775,429

Industrial Conglomerates - 4.7%
3M Company	52,690	4,972,882
General Electric Company	71,600	1,406,224
		6,379,106
Machinery - 2.1%
Harsco Corporation	55,900	1,873,209
Lydall, Inc. *	79,225	947,531
		2,820,740
Professional Services - 0.4%
CDI Corporation	40,764	572,734

Trading Companies & Distributors - 0.4%
Lawson Products, Inc.	29,740	560,599

Information Technology - 22.8%
Communications Equipment - 2.1%
Cisco Systems, Inc.	166,125	2,790,900

Computers & Peripherals - 4.0%
Dell, Inc. *	281,115	4,520,329
Hutchinson Technology, Inc. *	403,040	1,007,600
		5,527,929
Electronic Equipment, Instruments & Components - 2.7%
Maxwell Technologies, Inc. *	107,365	1,752,197

See accompanying notes to Schedules of Investments.

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 74.5% (Continued)	Shares	Value
Information Technology - 22.8% (Continued)
Electronic Equipment, Instruments & Components - 2.7% (Continued)
Newport Corporation *	109,500	$1,991,805
		3,744,002
IT Services - 3.6%
Automatic Data Processing, Inc.	59,405	3,273,809
Paychex, Inc.	51,010	1,647,623
		4,921,432
Semiconductors & Semiconductor Equipment - 5.6%
Applied Materials, Inc.	297,170	4,095,003
Cohu, Inc.	700	9,240
Intel Corporation	134,100	3,018,591
MEMC Electronic Materials, Inc. *	55,435	583,176
		7,706,010
Software - 4.8%
Microsoft Corporation	264,305	6,610,268

Total Common Stocks (Cost $89,817,154)		$102,099,139

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 21.9%	Par Value	Value
U.S. Treasury Bills (a) - 21.9%
0.00%, due 07/28/11	$15,000,000	$14,999,400
0.00%, due 10/27/11	15,000,000	14,995,380

Total U.S. Government & Agency Obligations (Cost $29,993,310)		$29,994,780

WARRANTS - 0.1%	Shares	Value
Wells Fargo & Company* (Cost $130,130)	16,900	$176,605

MONEY MARKET FUNDS - 4.2%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost $5,793,218)	5,793,218	$5,793,218

Total Investments at Value - 100.7% (Cost $125,733,812)		$138,063,742

Liabilities in Excess of Other Assets - (0.7%)		(1,008,802)

Net Assets - 100.0%		$137,054,940

*	Non-income producing security.
(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of May 31, 2011.

See accompanying notes to Schedules of Investments.

CM Advisors Value Fund
Schedule of Investments
May 31, 2011 (Unaudited)

COMMON STOCKS - 87.5%	Shares	Value
Consumer Discretionary - 10.0%
Auto Components - 0.6%
Drew Industries, Inc.	320	$8,448

Distributors - 3.6%
Core-Mark Holding Company, Inc. *	1,075	38,420
Pool Corporation	390	11,794
		50,214
Diversified Consumer Services - 2.4%
CPI Corporation	1,230	17,626
Learning Tree International, Inc.	1,645	15,595
		33,221
Household Durables - 1.1%
MDC Holdings, Inc.	565	15,227

Leisure Equipment & Products - 1.3%
Arctic Cat, Inc. *	1,210	17,363

Specialty Retail - 1.0%
Aaron's, Inc.	500	14,105

Consumer Staples - 1.1%
Food Products - 1.1%
Cal-Maine Foods, Inc.	495	14,756

Energy - 5.6%
Energy Equipment & Services - 2.0%
Global Industries Ltd. *	2,335	14,640
Gulf Island Fabrication, Inc.	385	13,090
		27,730
Oil, Gas & Consumable Fuels - 3.6%
Comstock Resources, Inc. *	305	9,171
CREDO Petroleum Corporation *	700	6,993
Double Eagle Petroleum Company *	630	4,561
Penn Virginia Corporation	2,045	29,837
		50,562
Financials - 4.9%
Commercial Banks - 0.5%
Glacier Bancorp, Inc.	470	6,684

Insurance - 4.4%
AMERISAFE, Inc. *	315	7,289
Employers Holdings, Inc.	730	12,125
RLI Corporation	90	5,424
SeaBright Holdings, Inc.	2,455	24,869
Selective Insurance Group, Inc.	690	11,433
		61,140

See accompanying notes to Schedules of Investments.

CM Advisors Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Health Care - 4.3%
Health Care Equipment & Supplies - 2.8%
Immucor, Inc. *	1,880	$39,348

Health Care Providers & Services - 0.9%
VCA Antech, Inc. *	515	12,592

Life Sciences Tools & Services - 0.6%
Charles River Laboratories International, Inc. *	210	8,123

Industrials - 34.9%
Aerospace & Defense - 3.2%
Curtiss-Wright Corporation	560	19,102
Innovative Solutions & Support, Inc. *	4,550	25,116
		44,218
Building Products - 3.4%
Apogee Enterprises, Inc.	2,040	27,010
Insteel Industries, Inc.	1,465	19,982
		46,992
Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	905	20,616
Steelcase, Inc. - Class A	1,405	15,272
		35,888
Construction & Engineering - 4.4%
Granite Construction, Inc.	870	23,916
Layne Christensen Company *	290	8,575
Orion Marine Group, Inc. *	2,760	29,367
		61,858
Electrical Equipment - 7.4%
AZZ, Inc.	325	14,339
Belden, Inc.	140	5,032
Encore Wire Corporation	1,280	31,091
Powell Industries, Inc. *	880	30,228
Servotronics, Inc.	2,505	22,670
		103,360
Machinery - 7.0%
Badger Meter, Inc.	180	6,700
CLARCOR, Inc.	140	5,965
Kaydon Corporation	730	26,550
L.S. Starrett Company	1,384	17,162
Lydall, Inc. *	3,395	40,604
		96,981
Professional Services - 6.2%
CDI Corporation	2,770	38,919
Heidrick & Struggles International, Inc.	1,410	29,540
Korn/Ferry International *	815	17,408
		85,867
Trading Companies & Distributors - 0.7%
Lawson Products, Inc.	565	10,650

See accompanying notes to Schedules of Investments.

CM Advisors Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Information Technology - 21.8%
Communications Equipment - 1.4%
PC-Tel, Inc. *	2,770	$19,169

Computers & Peripherals - 0.5%
Hutchinson Technology, Inc. *	2,740	6,850

Electronic Equipment, Instruments & Components - 11.8%
Benchmark Electronics, Inc. *	1,595	27,562
Daktronics, Inc.	1,930	20,747
Dolby Laboratories, Inc. - Class A *	270	12,620
Electro Scientific Industries, Inc. *	480	8,640
Maxwell Technologies, Inc. *	1,190	19,421
Molex, Inc.	765	20,938
Newport Corporation *	565	10,277
Perceptron, Inc. *	3,735	26,929
Planar Systems, Inc. *	5,445	16,662
		163,796
Semiconductors & Semiconductor Equipment - 8.1%
Cabot Microelectronics Corporation *	245	12,311
Cohu, Inc.	1,020	13,464
Cyberoptics Corporation *	1,710	17,049
Exar Corporation *	3,375	21,465
FEI Company *	165	6,437
International Rectifier Corporation *	105	3,022
Micrel, Inc.	1,230	14,477
Power Integrations, Inc.	95	3,498
Rudolph Technologies, Inc. *	1,805	21,172
		112,895
Materials - 4.9%
Chemicals - 2.2%
Landec Corporation *	3,415	19,602
OM Group, Inc. *	305	11,370
		30,972
Containers & Packaging - 0.7%
UFP Technologies, Inc. *	590	9,452

Metals & Mining - 2.0%
A.M. Castle & Company *	760	14,045
Synalloy Corporation	915	13,469
		27,514

Total Common Stocks (Cost $1,196,434)		$1,215,975

See accompanying notes to Schedules of Investments.

CM Advisors Value Fund
Schedule of Investments (Continued)

MONEY MARKET FUNDS - 10.7%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (a) (Cost $148,951)	148,951	$148,951

Total Investments at Value - 98.2% (Cost $1,345,385)		$1,364,926

Other Assets in Excess of Liabilities - 1.8%		24,894

Net Assets - 100.0%		$1,389,820

*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of May 31, 2011.

See accompanying notes to Schedules of Investments.

CM Advisors Opportunity Fund
Schedule of Investments
May 31, 2011 (Unaudited)

COMMON STOCKS - 62.2%	Shares	Value
Consumer Discretionary - 1.3%
Auto Components - 1.3%
Dana Holdings Corporation *	1,015	$18,392

Consumer Staples - 1.4%
Food Products - 1.4%
Darling International, Inc. *	1,000	19,150

Energy - 8.5%
Energy Equipment & Services - 4.6%
Bolt Technology Corporation *	480	6,586
CARBO Ceramics, Inc.	100	15,027
Mitcham Industries, Inc. *	1,295	18,855
RPC, Inc.	900	22,662
		63,130
Oil, Gas & Consumable Fuels - 3.9%
Gulfport Energy Corporation *	665	19,677
Rex Energy Corporation *	2,640	34,478
		54,155
Financials - 2.1%
Capital Markets - 1.0%
INTL FCStone, Inc. *	535	13,830

Insurance - 1.1%
Enstar Group, Inc. (The) *	155	15,768

Health Care - 7.8%
Biotechnology - 4.3%
DUSA Pharmaceuticals, Inc. *	3,545	23,362
Momenta Pharmaceuticals, Inc. *	1,815	36,318
		59,680
Health Care Equipment & Supplies - 1.8%
Angeion Corporation *	1,725	8,004
Delcath Systems, Inc. *	2,665	16,123
		24,127
Health Care Providers & Services - 1.7%
Metropolitan Health Networks, Inc. *	4,900	23,863

Industrials - 16.6%
Electrical Equipment - 4.5%
LaBarge, Inc. *	2,525	48,379
SL Industries, Inc. *	600	13,920
		62,299
Machinery - 11.3%
Graco, Inc.	515	26,038
Hardinge, Inc.	1,100	11,946
John Bean Technologies Corporation	800	15,712
Kadant, Inc. *	700	20,594
Lydall, Inc. *	2,100	25,116
Mueller Industries, Inc.	765	28,443

See accompanying notes to Schedules of Investments.

CM Advisors Opportunity Fund
Schedule of Investments (Continued)

COMMON STOCKS - 62.2% (Continued)	Shares	Value
Industrials - 16.6% (Continued)
Machinery - 11.3% (Continued)
Sun Hydraulics Corporation	300	$14,529
Taylor Devices, Inc. *	610	3,624
Twin Disc, Inc.	300	10,008
		156,010
Road & Rail - 0.8%
Zipcar, Inc. *	445	11,178

Information Technology - 15.0%
Communications Equipment - 1.2%
NETGEAR, Inc. *	400	16,740

Electronic Equipment, Instruments & Components - 3.4%
Newport Corporation *	1,930	35,107
OSI Systems, Inc. *	300	11,994
		47,101
Internet Software & Services - 0.6%
CrowdGather, Inc. *	10,200	8,160

Semiconductors & Semiconductor Equipment - 9.0%
CVD Equipment Corporation *	900	11,529
FEI Company *	690	26,917
Kulicke & Soffa Industries, Inc. *	2,000	24,300
Omnivision Technologies, Inc. *	455	16,066
Verigy Ltd. *	3,255	45,960
		124,772
Software - 0.8%
Majesco Holdings, Inc. *	3,525	10,610

Materials - 9.5%
Metals & Mining - 9.5%
Claude Resources, Inc. *	6,300	13,860
DRDGOLD Ltd. - ADR	5,550	28,305
Gammon Gold, Inc. *	1,085	11,219
Olympic Steel, Inc.	550	16,126
Rubicon Minerals Corporation *	4,300	20,769
Seabridge Gold, Inc. *	1,400	41,650
		131,929

Total Common Stocks (Cost $838,117)		$860,894

CLOSED-END FUNDS - 3.2%	Shares	Value
Japan Smaller Capitalization Fund, Inc. (Cost $41,880)	5,200	$44,304

EXCHANGE-TRADED FUNDS - 2.0%	Shares	Value
SPDR S&P International Small Cap ETF (Cost $26,641)	875	$28,000

See accompanying notes to Schedules of Investments.

CM Advisors Opportunity Fund
Schedule of Investments (Continued)

EXCHANGE-TRADED NOTES - 2.5%	Shares	Value
iPath Dow Jones-UBS Cocoa Total Return Sub-Index ETN (Cost $35,238)	800	$33,952

MONEY MARKET FUNDS - 30.2%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (a) (Cost $417,194)	417,194	$417,194

Total Investments at Value - 100.1% (Cost $1,359,070)		$1,384,344

Liabilities in Excess of Other Assets - (0.1%)		(862)

Net Assets - 100.0%		$1,383,482

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of May 31, 2011.

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund
Schedule of Investments
May 31, 2011 (Unaudited)

CORPORATE BONDS - 36.4%	Par Value	Value
Consumer Discretionary - 6.2%
Auto Components - 0.6%
Johnson Controls, Inc., 5.50%, due 01/15/16	$400,000	$450,516

Hotels, Restaurants & Leisure - 1.0%
Marriott International, Inc., 6.375%, due 06/15/17	400,000	461,110
Starbucks Corporation, 6.25%, due 08/15/17	300,000	352,407
		813,517
Household Durables - 0.4%
Newell Rubbermaid, Inc., 6.25%, due 04/15/18	185,000	208,335
Toll Brothers, Inc., 5.15%, due 05/15/15	150,000	156,092
		364,427
Media - 2.0%
Comcast Corporation,
6.30%, due 11/15/17	200,000	232,605
5.70%, due 05/15/18	400,000	448,104
Gannett Company, Inc., 6.375%, due 04/01/12	300,000	309,000
McGraw-Hill Companies, Inc. (The),
5.90%, due 11/15/17	200,000	226,009
6.55%, due 11/15/37	400,000	442,628
		1,658,346
Multi-Line Retail - 0.8%
Kohl's Corporation,
6.25%, due 12/15/17	500,000	590,193
6.00%, due 01/15/33	100,000	106,009
		696,202
Specialty Retail - 1.4%
Home Depot, Inc. (The),
5.40%, due 03/01/16	600,000	676,220
5.875%, due 12/16/36	300,000	312,380
Staples, Inc., 9.75%, due 01/15/14	100,000	119,797
		1,108,397
Consumer Staples - 5.2%
Beverages - 1.5%
Coca-Cola Company (The), 5.35%, due 11/15/17	770,000	898,432
PepsiCo, Inc., 5.00%, due 06/01/18	300,000	332,946
		1,231,378
Food & Staples Retailing - 0.9%
Wal-Mart Stores, Inc., 6.50%, due 08/15/37	670,000	779,936

Food Products - 1.1%
Kraft Foods, Inc., 6.125%, due 02/01/18	770,000	885,687

Household Products - 0.5%
Clorox Company (The), 5.45%, due 10/15/12	370,000	390,957

Personal Products - 1.2%
Estée Lauder Companies, Inc. (The), 6.00%, due 05/15/37	880,000	975,596

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 36.4% (Continued)	Par Value	Value
Energy - 3.6%
Energy Equipment & Services - 2.3%
Rowan Companies, Inc., 7.875%, due 08/01/19	$910,000	$1,120,561
Weatherford International Ltd.,
6.35%, due 06/15/17	370,000	425,043
6.00%, due 03/15/18	300,000	334,520
9.875%, due 03/01/39	20,000	28,964
		1,909,088
Oil, Gas & Consumable Fuels - 1.3%
Valero Energy Corporation,
6.125%, due 06/15/17	570,000	650,420
10.50%, due 03/15/39	250,000	370,742
		1,021,162
Financials - 2.2%
Commercial Banks - 0.7%
Wells Fargo & Company, 5.625%, due 12/11/17	500,000	562,252

Consumer Finance - 1.5%
American Express Company,
7.00%, due 03/19/18	800,000	960,653
8.125%, due 05/20/19	200,000	257,942
		1,218,595
Health Care - 1.9%
Health Care Providers & Services - 1.1%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	800,000	916,225

Pharmaceuticals - 0.8%
Johnson & Johnson, 5.15%, due 07/15/18	570,000	650,861

Industrials - 4.7%
Aerospace & Defense - 0.3%
United Technologies Corporation, 5.375%, due 12/15/17	200,000	231,857

Building Products - 1.2%
Masco Corporation,
6.125%, due 10/03/16	300,000	312,871
5.85%, due 03/15/17	400,000	408,970
7.75%, due 08/01/29	240,000	244,386
		966,227
Commercial Services & Supplies - 1.1%
Pitney Bowes, Inc., 5.75%, due 09/15/17	200,000	221,853
R.R. Donnelley & Sons Company,
6.125%, due 01/15/17	400,000	397,604
11.25%, due 02/01/19	200,000	254,899
		874,356
Electrical Equipment - 0.8%
Emerson Electric Company, 5.25%, due 10/15/18	570,000	648,008

Machinery - 0.1%
Dover Corporation, 5.45%, due 03/15/18	115,000	131,094

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 36.4% (Continued)	Par Value	Value
Industrials - 4.7% (Continued)
Professional Services - 0.2%
Dun & Bradstreet Corporation (The), 6.00%, due 04/01/13	$200,000	$215,729

Road & Rail - 1.0%
CSX Corporation, 6.25%, due 03/15/18	500,000	581,298
Union Pacific Corporation, 5.70%, due 08/15/18	200,000	229,706
		811,004
Information Technology - 4.3%
Computers & Peripherals - 0.8%
Dell, Inc., 5.65%, due 04/15/18	400,000	451,196
Seagate Technology HDD Holdings, 6.375%, due 10/01/11	200,000	203,000
		654,196
Electronic Equipment, Instruments & Components - 0.7%
Corning, Inc., 7.25%, due 08/15/36	500,000	585,712

IT Services - 2.8%
International Business Machines Corporation, 7.625%, due 10/15/18	420,000	537,498
Western Union Company (The),
5.93%, due 10/01/16	600,000	683,769
6.20%, due 11/17/36	1,025,000	1,083,396
		2,304,663
Materials - 7.0%
Chemicals - 1.9%
Cytec Industries, Inc., 8.95%, due 07/01/17	650,000	816,375
E.I. du Pont de Nemours and Company, 6.00%, due 07/15/18	475,000	553,220
Lubrizol Corporation, 6.50%, due 10/01/34	200,000	233,983
		1,603,578
Containers & Packaging - 1.1%
Ball Corporation, 7.375%, due 09/01/19	830,000	902,625

Metals & Mining - 3.0%
Alcoa, Inc.,
5.72%, due 02/23/19	800,000	861,103
5.87%, due 02/23/22	200,000	212,072
Allegheny Technologies, Inc., 9.375%, due 06/01/19	355,000	463,435
Nucor Corporation, 5.85%, due 06/01/18	300,000	349,222
Reliance Steel & Aluminum Company,
6.20%, due 11/15/16	360,000	399,959
6.85%, due 11/15/36	200,000	202,162
		2,487,953
Paper & Forest Products - 1.0%
Weyerhaeuser Company, 7.375%, due 03/15/32	730,000	814,876

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 36.4% (Continued)	Par Value	Value
Telecommunication Services - 0.5%
Media - 0.5%
Tele-Communications, Inc., 10.125%, due 04/15/22	$300,000	$418,991

Utilities - 0.8%
Multi-Utilities - 0.8%
Consolidated Edison, Inc., 5.85%, due 04/01/18	570,000	658,178

Total Corporate Bonds (Cost $25,513,471)		$29,942,189

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 55.0%	Par Value	Value
U.S. Treasury Bills (a) - 38.9%
0.00%, due 07/28/11	$15,000,000	$14,999,400
0.00%, due 10/27/11	17,000,000	16,994,764
		31,994,164
U.S. Treasury Bonds - 7.8%
4.625%, due 02/15/40	6,010,000	6,435,394

U.S. Treasury Notes - 8.3%
2.625%, due 11/15/20	7,000,000	6,788,362

Total U.S. Government & Agency Obligations (Cost $44,317,678)		$45,217,920

CLOSED-END FUNDS - 0.2%	Shares	Value
Western Asset Managed High Income Fund, Inc. (Cost $102,481)	27,500	$180,125

MONEY MARKET FUNDS - 7.8%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost $6,454,154)	6,454,154	$6,454,154

Total Investments at Value - 99.4% (Cost $76,387,784)		$81,794,388

Other Assets in Excess of Liabilities - 0.6%		465,684

Net Assets - 100.0%		$82,260,072

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of May 31, 2011.

See accompanying notes to Schedules of Investments.

CM Advisors Family of Funds
Notes to Schedules of Investments
May 31, 2011 (Unaudited)

1.	Securities Valuation

The portfolio securities of CM Advisors Fund, CM Advisors Value Fund, CM Advisors Opportunity Fund and CM Advisors Fixed Income Fund (the “Funds”) are generally valued at market value determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time).  Securities listed on an exchange or quoted on a national market system are valued at the last sales price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type as of May 31, 2011:

CM Advisors Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$102,099,139	$-	$-	$102,099,139
U.S. Government & Agency Obligations	-	29,994,780	-	29,994,780
Warrants	176,605	-	-	176,605
Money Market Funds	5,793,218	-	-	5,793,218
Total	$108,068,962	$29,994,780	$-	$138,063,742

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

CM Advisors Value Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$1,215,975	$-	$-	$1,215,975
Money Market Funds	148,951	-	-	148,951
Total	$1,364,926	$-	$-	$1,364,926

CM Advisors Opportunity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$860,894	$-	$-	$860,894
Closed-End Funds	44,304	-	-	44,304
Exchange-Traded Funds	28,000	-	-	28,000
Exchange-Traded Notes	33,952	-	-	33,952
Money Market Funds	417,194	-	-	417,194
Total	$1,384,344	$-	$-	$1,384,344

CM Advisors Fixed Income Fund:	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$29,942,189	$-	$29,942,189
U.S. Government & Agency Obligations	-	45,217,920	-	45,217,920
Closed-End Funds	180,125	-	-	180,125
Money Market Funds	6,454,154	-	-	6,454,154
Total	$6,634,279	$75,160,109	$-	$81,794,388

Refer to each Fund’s Schedule of Investments for a listing of the securities valued using Level 1 and Level 2 inputs by security type and industry type.

During the quarter ended May 31, 2011, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the quarter ended or as of May 31, 2011.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

3.	Federal Income Tax

The following information is computed on a tax basis as of May 31, 2011:

	CM Advisors Fund	CM Advisors Value Fund	CM Advisors Opportunity Fund	CM Advisors Fixed Income Fund
Cost of portfolio investments	$125,733,812	$1,345,385	$1,359,070	$76,387,784

Gross unrealized appreciation	$20,481,099	$53,413	$47,621	$5,406,604
Gross unrealized depreciation	(8,151,169)	(33,872)	(22,347)	-

Net unrealized appreciation	$12,329,930	$19,541	$25,274	$5,406,604

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	July 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	July 18, 2011

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Treasurer

Date	July 18, 2011

* Print the name and title of each signing officer under his or her signature.